SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statement [Abstract]
Accounts receivable	$ (520)	$ (55)	$ (516)
Inventory	(259)	60	52
Prepayments and other	185	(123)	(122)
Accounts payable and other	503	127	646
Changes in non-cash working capital, net	$ (91)	$ 9	$ 60